Note 3-Stockholders' Equity: Common Stock (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Common Stock

Common Stock

Issuances

In 2013, we issued a total of 2,517,500 common shares to experts who have agreed to be included in the “Our Experts” section of our Company website (www.pazoo.com). Each Expert has executed an expert services contract certain number of shares issued upon signing and further shares earned over the first year of the contract. The total stock compensation expense recorded was $96,128. As of December 31, 2013, there were 2,815,000 shares to be issued that will be earned through 2014.

In April 2013, we cancelled 2,000,000 common shares previously issued to Gotham Capital for an advisory agreement 2012.

During 2012, we issued an aggregate of 550,000 common shares to experts who have agreed to be included in the “Our Experts” section of our Company website. Each expert has executed an expert services contract which includes a certain number of shares issued upon signing and further shares earned over the first year of the contract. During 2012, an aggregate of $33,452 was expensed under these contracts. During 2012, we issued an additional 5,610,000 common shares for services valued at $593,050.

Total common shares outstanding as of December 31, 2012 were 101,409,500.

Conversions

In January 2013, ICPI converted 300,000 shares of Series A Convertible Preferred Stock into 3,000,000 common shares pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In February 2013, ICPI converted 125,000 shares of Series A Convertible Preferred Stock into 1,250,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In April 2013, ICPI converted 300,000 shares of Series A Convertible Preferred Stock into 3,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In May 2013, ICPI converted 300,000 shares of Series A Convertible Preferred Stock into 3,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In June 2013, ICPI converted 200,000 shares of Series A Convertible Preferred Stock into 2,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In July 2013, ICPI converted 200,000 shares of Series A Convertible Preferred Stock into 2,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In August 2013, ICPI converted 400,000 shares of Series A Convertible Preferred Stock into 4,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In September 2013, ICPI converted 200,000 shares of Series A Convertible Preferred Stock into 2,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In October 2013, ICPI converted 450,000 shares of Series A Convertible Preferred Stock into 4,500,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

In December 2013, ICPI converted 400,000 shares of Series A Convertible Preferred Stock into 4,000,000 shares of Common Stock pursuant to, and in accordance with, an Investment Agreement dated January 3, 2011 (See, Exhibit 99.01, of the Company’s Form S-1 filed with the Securities and Exchange Commission on November 18, 2011).

During 2012, we issued an aggregate of 17,800,000 common shares for the conversion of 1,780,000 shares of Series A Preferred Stock.